SCHEDULE OF OPTIONS OUTSTANDING (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes
Exercise Price	$ 0.115	$ 0.115	$ 0.115
Options Outstanding	26,520,000	26,520,000	26,520,000
Options Exercisable	26,520,000	26,520,000	26,520,000
Weighted Average Remaining Contractual Life	17 years 7 days	17 years 3 months 7 days	18 years 6 months 7 days